UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22580

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Paramount Institutional Access Fund

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(Exact name of registrant as specified in charter)

c/o Paramount Access Advisors, LLC

Millennium Tower, Suite 1200

15455 N. Dallas Parkway

Addison, TX 75001

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(Address of principal executive offices) (Zip code)

Edward Butowsky

Millennium Tower, Suite 1200

15455 N. Dallas Parkway

Addison, TX 75001

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(Name and address of agent for service)

Registrant's telephone number, including area code: 972.865.2225

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Date of fiscal year end: June 30

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Date of reporting period: July 1, 2011 - June 30, 2012

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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

PROXY VOTING RECORD

As of the date hereof, the Registrant has not yet commenced operations and therefore there are no reporting proxy voting records for the period ended June 30, 2012. This Form N-PX for the Paramount Institutional Access Fund is being filed as a matter of course.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940 as amended the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Paramount Institutional Access Fund

By (Signature and Title)*        /s/ Edward Butowsky

Edward Butowsky, Chairman and President

Date 8-29-2012